Notes to the Consolidated Financial Statements	12 Months Ended
Dec. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Notes to the Consolidated Financial Statements	Algonquin Power & Utilities Corp. ("AQN" or the "Company") is an entity incorporated under the Canada Business Corporations Act. The Company's operations are organized across two business units consisting of (i) the Regulated Services Group, which primarily owns and operates a portfolio of regulated electric, water distribution and wastewater collection, and natural gas utility systems and transmission operations in the United States, Canada, Bermuda and Chile; and (ii) the Hydro Group, which consists of hydroelectric-generating facilities located in Canada that were not sold as part of the Renewables Sale (as defined below). Additionally, the Company has a corporate function, the Corporate Group, consisting of corporate debt and corporate and shared services that primarily support the Regulated Services Group and the Hydro Group. In prior periods, AQN included the Renewable Energy Group as a reportable segment; however, on January 8, 2025, the assets and liabilities of this segment (excluding the Hydro Group) were disposed of and its net earnings have been reported as discontinued operations (the "discontinued operations") (see notes 1(c) and 23).